Equity Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2013
EQUITY INVESTMENTS IN ASSOCIATES [Abstract]
Schedule of Equity Investments

	December 31,
	2012	2013*
	US$	US$
Equity method investments
Beijing NQ Guotai Investment Management Limited Partnership (“NQ Guotai”)	—	16,402
GEMA International AG (“GEMA”)	—	285
Sub-total	—	16,687
Cost method investments
Pansi Infinity (Beijing) Technology Co., Ltd (“Pansi”)**	2,864	2,952
Shifang Huida Technology Co., Ltd (“Shifang”)**	2,386	2,460
Hesine Technologies International Worldwide Inc (“Hissage”)	6,416	6,416
SIINE., Ltd (“SIINE”)	600	600
Shanghai Yinlong Information and Technology Co., Ltd (“Yinlong”)	1,712	—
Asia Smart Media Inc. (“Asia Smart”)	—	3,901
Beijing Century Hetu Software Technology Co., Ltd (“Hetu”)	—	1,738
Beijing Showself Technology Co., Ltd. (“Showself”)	—	3,504
Tianjin Huayong Wireless Technology Co., Ltd. (“Huayong”)	—	43,714
Sub-total	13,978	65,285
Total	13,978	81,972

*	Balances are presented using period-end exchange rate of RMB against USD of year 2013.
**	Changes between the year of 2012 and 2013 are resulted from appreciation of RMB against USD.